RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2022
Disclosure Of Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
21.1 Transactions with key management personnel
Key management personnel includes those individuals that have authority and responsibility for planning, directing and controlling the activities of the Group, directly or indirectly, and is comprised of the members of the executive management team and the Board of Directors. Key management personnel remuneration includes the following expenses:

	2022	2021
	$	$
Salaries including bonuses	3,368,388	2,137,182
Share-based payments	8,878,755	47,956,085
Total remuneration	12,247,143	50,093,267